                                                                 File No. 28-671

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                      Securities and Exchange Commission
                             Washington, DC  20549



                                   Form 13-F

                      -----------------------------------

    Information Required of Institutional Investment Managers Pursuant to
   Section 13(f) of the Securities Exchange Act of 1934 and Rules Thereunder



            Report for Calendar Year or Quarter Ended June 30, 1999

                      -----------------------------------

                     If amended report check here:
                                                  -------


                           BAKER, FENTRESS & COMPANY
                  (Name of institutional investment manager)


                      200 West Madison Street, Suite 590
                            Chicago, Illinois 60606
                              (Business address)


                        James P. Koeneman, 312/236-9190
                     Executive Vice President & Secretary
                (Person duly authorized to submit this report)

                      -----------------------------------

The institutional investment manager submitting this form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Chicago and State of Illinois on this 4th day of August, 1999


                                    BAKER, FENTRESS & COMPANY


                                    /s/ James P. Koeneman
                                    ------------------------------------
                                    James P. Koeneman
                                    Executive Vice President & Secretary


Name and 13-F file numbers of all institutional investment managers with respect to which this schedule is filed (other than the one filing this report): None

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                                 Page 1 of 3 pages

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As of June 30, 1999


                                 FORM 13F

                                                                  (SEC USE ONLY)



Page 2 of 3      Name of Reporting Manager:  Baker, Fentress & Company

                                                            File Number:  28-671



Additional securities over which Baker, Fentress & Company exercises investment discretion are being reported by John A. Levin & Co., Inc. (13-f File #28-1944). Baker Fentress has completed Form 13-F with respect to securities not otherwise reported.

As of June 30, 1999
Financial Printing Group

                                                             FORM 13-F

                                                                                                  (SEC USE ONLY)

Page 3 of 3                   Name of Reporting Manager:  Baker, Fentress & Company               File No. 28-671


                                                                                                          Item 8
                                                                               Item 5       Item 6        Voting
                                      Item 2      Item 3         Item 4        Shares or    Investment    Authority
Item 1                                Title of    Cusip          Fair Mkt      Principal    Discretion    (shares)
Name of Issuer                        Class       Number         Value         Amount       (a) Sole *    (a) Sole *
---------------------------------------------------------------------------------------------------------------------
PARACELSUS HEALTHCARE CORP            COM         698891 10 8       562,225      535,443      535,443       535,443

CONSOLIDATED TOMOKA LD CO             COM         210226 10 6    72,812,500    5,000,000    5,000,000     5,000,000

CITADEL COMMUNICATIONS CORP           COM         172853 20 2    30,048,529      830,357      830,357       830,357




Column total                                                     73,374,725

Aggregate total                                                  73,374,725



*Items 6(b), 7, 8(b), and 8(c) are omitted because no information is required under them, Baker, Fentress & Company is the sole manager, with sole investment discretion and sole voting authority over the securities.